Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Capitalization of Interest

	2014	2013
Interest capitalized on non-regulated property	$3,584	$669
AFUDC capitalized on regulated property:
Allowance for borrowed funds	1,577	1,055
Allowance for equity funds	1,910	1,786
Total	$7,071	$3,510

Estimated Useful Lives of Depreciable Assets
The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2014	2013	2014	2013
Generation Group
Renewable	3 – 60	3 – 60	36	35
Thermal	3 – 40	3 – 40	25	24
Distribution Group
Gas	5 – 100	5 – 80	41	38
Electrical	5 – 75	8 – 75	41	41
Water & wastewater	5 – 75	5 – 50	39	39
Equipment	5 – 50	5 – 50	14	24